MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

901 NEW YORK AVENUE, N.W.                             1900 SOUTH ATHERTON STREET
SUITE 210 EAST                                                         SUITE 101
WASHINGTON, D.C.  20001                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JOHN J. SPIDI                                        WRITER'S DIRECT DIAL NUMBER
SPIDI@MALIZIALAW.COM                                              (202) 434-4670

VIA EDGAR AND HAND DELIVERY
---------------------------

February 16, 2006

Mara L. Ransom, Esq.
Special Counsel
Office of Mergers and Acquisitions
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      Synergy Financial Group, Inc.
                  Revised Preliminary Proxy Material filed February 3, 2006 File No. 000-50467
                  ---------------------------------------------------------

Dear Ms. Ransom:

         Transmitted with this letter for filing, on behalf of Synergy Financial Group, Inc., (the "Company") is Amendment No. 2 to the Company's preliminary proxy materials. This filing is marked to show changes made since the filing of the revised preliminary proxy material on February 3, 2006.

                                  Schedule 14A
                                  ------------

General, page 2
---------------

1.   You  indicate  that  PL  Capital's   "primary   complaint  is  that  it  is
     disappointed with the frequency and amount of the Company's stock buybacks." You further indicate that the Company has supported a strategy of buybacks and, therefore, the Board of Directors "sees no valid reason to either expand its size or remove those individuals..." Based upon the Company's recent buybacks of stock it would appear that this statement is accurate, however, isn't PL Capital's complaint that they would like to see the Company increase the amount of those buybacks? If so, your response to their complaint appears to be incomplete as you have not addressed this aspect of their complaint. Please revise.

     This paragraph has been revised in accordance with your comment.

MALIZIA SPIDI & FISCH, PC

Mara L. Ransom, Esq.
February 16, 2006
Page 2


Why you should support your company's nominees, page 3
------------------------------------------------------

2. In the first paragraph of this discussion you indicate that you "believe that the hand-picked nominees of the PL Capital Group may express a preference in favor of any proposal submitted by current or former members of the PL Capital Group." In doing so, you imply that such nominees may not adhere to the fiduciary duties they owe to your shareholders. Please revise this statement to remove this implication.

     We have revised the statement in accordance with your comment.

3. On a supplemental basis, support the statements you make with regard to the company's stock appreciation. Where the support for your calculations appears in other documents, such as the company's Form 10-Q or 10-Ks, provide copies of the relevant portions of the documents so that we can assess the context of the information upon which you rely. Mark the supporting documents provided to identify the specific information relied upon, such as financial statement line items and mathematical computations.

         In the Company's September 2002 IPO, shares were sold at an adjusted-basis price of $2.69 per share. The Company's December 31, 2005 closing stock price, as reported by the Nasdaq National Market System, was $12.53, which represents a 365.8% appreciation. The September 2002 IPO price was $10 per share
- in January 2004, each share was exchanged for 3.7231 shares ($10 divided by 3.7231 equals $2.69).

Voting Securities and Principal Holders Thereof, page 4
-------------------------------------------------------

     Voting  of Shares by the  Synergy  Financial  Group,  Inc.  Employee  Stock
     ---------------------------------------------------------------------------
     Ownership Plan, page 5
     ----------------------

4. We note your response and revisions relating to prior comment 7. Please also revise this discussion to address the number of shares in the ESOP that are unallocated and, therefore, will be voted by the ESOP Trustees. Further, elaborate upon who constitutes the members of the ESOP Plan Committee so that it is clear who directs the trustees in voting these shares. If they constitute members of the Board and, therefore, intend to vote these shares in favor of the Company's proposals, please state this.

         We have revised this paragraph and have made similar disclosures for the 401(k) plan.

                                      * * *

MALIZIA SPIDI & FISCH, PC

Mara L. Ransom, Esq.
February 16, 2006
Page 3

         We hope that the foregoing is responsive to your comments. Please advise us of any additional comments.

                                             Sincerely,

                                             /s/John J. Spidi

                                             John J. Spidi



Enclosure

cc:      Mr. John S. Fiore, President and Chief Executive Officer
         Tiffany A. Hasselman, Esq.